Related Party Transactions - Summary of Fund Transactions with Related Parties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Equity contributions in cash	₩ 92,552	₩ 122,535	₩ 278,138
Borrowings			31,916
Repayments	2,337	1,037	771
Megazone Cloud Corporation [Member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash			130,001
Borrowings			30,000
IBK KT Emerging Digital Industry Investment Fund [Member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash			10,800
Mastern KT MultiFamily Real Estate Private Equity Investment Fund [Member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash			18,859
IGIS No. 468-1 General Private Real Estate Investment Company [Member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash			25,000
K-Realty 11th Real Estate Investment Trust Company [Member]
Disclosure of transactions between related parties [line items]
Borrowings			1,916
Repayments	2,337	1,037	771
STIC Place General Private Placement Real Estate Investment Trust No.2 [Member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash		20,000
Telco Credit Bureau Co.,Ltd. [Member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash		6,500
Pacific geumto no.75 private hybrid asset fund [Member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash		19,000
Kiamco Data Center Blind Fund [Member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash		15,000
STIC Mixed Asset Investment Trust No.1 [Member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash		10,930
Other [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash	21,234	31,107	₩ 93,478
Rebellions Co.,Ltd. [Member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash	12,477	₩ 19,998
IBKKT Young Entrepreneurs MARS Investment Fund [Member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash	6,000
TeamFresh Corp [Member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash	₩ 52,841